COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	March 31, 2013
Book value of consolidated assets pledged under ship mortgages	$2,214